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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09477

ING Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING GET U.S. Core Portfolio Series 5
ING GET U.S. Core Portfolio Series 6
ING GET U.S. Core Portfolio Series 7
ING GET U.S. Core Portfolio Series 8
ING GET U.S. Core Portfolio Series 9
ING GET U.S. Core Portfolio Series 10
ING GET U.S. Core Portfolio Series 11
ING GET U.S. Core Portfolio Series 12
ING GET U.S. Core Portfolio Series 13
ING GET U.S. Core Portfolio Series 14

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 16.9%
		U.S. Treasury STRIP: 16.9%
$2,424,000	^, Z	0.130%, due 8/15/2011	$2,422,783	16.9
		Total U.S. Treasury Obligations
		(Cost $2,405,543)	2,422,783	16.9
U.S. GOVERNMENT AGENCY OBLIGATIONS: 70.9%
		Federal Home Loan Mortgage Corporation: 16.5%##
2,366,000	^, S, Z	0.660%, due 9/15/2011	2,358,772	16.5
		Federal National Mortgage Association: 18.4%##
2,633,000	^, Z	0.640%, due 5/15/2011	2,630,887	18.4
		Other U.S. Agency Obligations: 36.0%
2,589,000	^, Z	0.580%, due 10/6/2011	2,581,189	18.0
2,575,000	^, Z	0.750%, due 7/15/2011	2,569,291	18.0
			5,150,480	36.0
		Total U.S. Government Agency Obligations
		(Cost $10,068,671)	10,140,139	70.9

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.7%
		Financials: 9.7%
10,500		SPDR Trust Series 1	$1,391,355	9.7
		Total Exchange-Traded Funds
		(Cost $862,999)	1,391,355	9.7
		Total Long-Term Investments
		(Cost $13,337,213)	13,954,277	97.5
SHORT-TERM INVESTMENTS: 2.4%
		Mutual Funds: 2.4%
339,000		BlackRock Liquidity Funds,TempFund, Institutional Class
		(Cost $339,000)	339,000	2.4
		Total Short-Term Investments
		(Cost $339,000)	339,000	2.4
		Total Investments in Securities (Cost $13,676,213)*	14,293,277	99.9
		Assets in Excess of Other Liabilities	12,344	0.1
		Net Assets	$14,305,621	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $13,676,213.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$617,064
		Gross Unrealized Depreciation	—
		Net Unrealized appreciation	$617,064

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$1,391,355	$—	$—	$1,391,355
U.S. Treasury Obligations	—	2,422,783	—	2,422,783
Short-Term Investments	339,000	—	—	339,000
U.S. Government Agency Obligations	—	10,140,139	—	10,140,139
Total Investments, at value	$1,730,355	$12,562,922	$—	$14,293,277
Other Financial Instruments+
Futures	3,315	—	—	3,315
Total Assets	$1,733,670	$12,562,922	$—	$14,296,592

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their fair value at measurement date.

There were no significant transfers into or out of Level 1 and 2 during the period ended March 31, 2011.

ING GET U.S. Core Portfolio Series 5  Open Futures Contracts on 3/31/2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	5	06/17/11	$330,250	$3,315
			$330,250	$3,315

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 70.9%
		Federal Home Loan Mortgage Corporation: 18.1%##
$4,864,000	^^, Z	0.670%, due 9/15/2011	$4,849,082	18.1
		Federal National Mortgage Association: 19.8%##
2,500,000	^, Z	0.700%, due 11/15/2011	2,488,935	9.3
2,840,000	^, Z	0.780%, due 2/12/2012	2,820,569	10.5
			5,309,504	19.8
		Other U.S. Agency Obligations: 33.0%
1,666,000	^, Z	0.620%, due 11/30/2011	1,659,071	6.2
2,638,000	^, Z	0.620%, due 12/6/2011	2,626,657	9.8
4,569,000	^, Z	0.320%, due 10/15/2011	4,561,141	17.0
			8,846,869	33.0
		Total U.S. Government Agency Obligations
		(Cost $18,755,772)	19,005,455	70.9
U.S. TREASURY OBLIGATIONS: 18.6%
		U.S. Treasury STRIP: 18.6%
4,986,000	^	0.280%, due 2/15/2012	4,973,889	18.6
		Total U.S. Treasury Obligations
		(Cost $4,878,475)	4,973,889	18.6

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.0%
		Financials: 9.0%
18,300		SPDR Trust Series 1	$2,424,933	9.0
		Total Exchange-Traded Funds
		(Cost $1,504,084)	2,424,933	9.0
		Total Long-Term Investments
		(Cost $25,138,331)	26,404,277	98.5
SHORT-TERM INVESTMENTS: 1.6%
		Mutual Funds: 1.6%
429,000		BlackRock Liquidity Funds,TempFund, Institutional Class
		(Cost $429,000)	429,000	1.6
		Total Short-Term Investments
		(Cost $429,000)	429,000	1.6
		Total Investments in Securities (Cost $25,567,331)*	26,833,277	100.1
		Liabilities in Excess of Other Assets	(25,391)	(0.1)
		Net Assets	$26,807,886	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $25,567,331.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$1,265,946
		Gross Unrealized Depreciation	—
		Net Unrealized appreciation	$1,265,946

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$2,424,933	$—	$—	$2,424,933
U.S. Treasury Obligations	—	4,973,889	—	4,973,889
Short-Term Investments	429,000	—	—	429,000
U.S. Government Agency Obligations	—	19,005,455	—	19,005,455
Total Investments, at value	$2,853,933	$23,979,344	$—	$26,833,277

There were no significant transfers into or out of Level 1 and 2 during the period ended March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
OTHER BONDS: 17.8%
		Foreign Government Bonds: 17.8%
$3,300,000	Z	Israel Government AID Bond, 0.680%, 05/15/12	$3,274,844	17.8
		Total Other Bonds
		(Cost $3,138,897)	3,274,844	17.8
U.S. GOVERNMENT AGENCY OBLIGATIONS: 52.5%
		Federal Home Loan Mortgage Corporation: 16.1%##
3,000,000	^, Z	0.980%, due 7/15/2012	2,961,990	16.1
		Federal National Mortgage Association: 21.5%##
3,988,000	Z	0.820%, due 3/15/2012	3,956,303	21.5
		Other U.S. Agency Obligations: 14.9%
2,750,000	^, Z	0.320%, due 10/15/2011	2,745,270	14.9
		Total U.S. Government Agency Obligations
		(Cost $9,523,896)	9,663,563	52.5
U.S. TREASURY OBLIGATIONS: 21.1%
		U.S. Treasury STRIP: 21.1%
3,889,000	^, Z	0.280%, due 2/15/2012	3,879,554	21.1
		Total U.S. Treasury Obligations
		(Cost $3,802,881)	3,879,554	21.1

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.8%
		Financials: 6.8%
9,400		SPDR Trust Series 1	$1,245,594	6.8
		Total Exchange-Traded Funds
		(Cost $772,590)	1,245,594	6.8
		Total Long-Term Investments
		(Cost $17,238,264)	18,063,555	98.2
SHORT-TERM INVESTMENTS: 1.9%
		Mutual Funds: 1.9%
341,000		BlackRock Liquidity Funds,TempFund, Institutional Class
		(Cost $341,000)	341,000	1.9
		Total Short-Term Investments
		(Cost $341,000)	341,000	1.9
		Total Investments in Securities (Cost $17,579,264)*	$18,404,555	100.1
		Liabilities in Excess of Other Assets	(24,351)	(0.1)
		Net Assets	$18,380,204	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $17,579,265.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$825,290
		Gross Unrealized Depreciation	—
		Net Unrealized appreciation	$825,290

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$1,245,594	$—	$—	$1,245,594
Other Bonds	—	3,274,844	—	3,274,844
U.S. Treasury Obligations	—	3,879,554	—	3,879,554
U.S. Government Agency Obligations	—	9,663,563	—	9,663,563
Short-Term Investments	341,000	—	—	341,000
Total Investments, at value	$1,586,594	$16,817,961	$—	$18,404,555

There were no significant transfers into or out of Level 1 and 2 during the period ended March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of March 31, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 17.9%
		U.S. Treasury STRIP: 17.9%
$2,103,000	^, Z	0.520%, due 8/15/2012	$2,087,867	17.9
		Total U.S. Treasury Obligations
		(Cost $2,077,162)	2,087,867	17.9
U.S. GOVERNMENT AGENCY OBLIGATIONS: 75.1%
		Federal Home Loan Mortgage Corporation: 18.0%##
2,125,000	^, Z	0.810%, due 3/15/2012	2,108,357	18.0
		Federal National Mortgage Association: 19.5%##
2,300,000	Z	0.820%, due 3/15/2012	2,281,720	19.5
		Other U.S. Agency Obligations: 37.6%
2,118,000	^, Z	0.640%, due 3/26/2012	2,104,449	18.0
2,305,000	Z	0.650%, due 4/15/2012	2,289,157	19.6
			4,393,606	37.6
		Total U.S. Government Agency Obligations
		(Cost $8,622,062)	8,783,683	75.1

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.2%
		Financials: 5.2%
4,600		SPDR Trust Series 1	$609,546	5.2
		Total Exchange-Traded Funds
		(Cost $378,076)	609,546	5.2
		Total Long-Term Investments
		(Cost $11,077,300)	11,481,096	98.2
SHORT-TERM INVESTMENTS: 1.9%
		Mutual Funds: 1.9%
225,000		BlackRock Liquidity Funds,TempFund, Institutional Class
		(Cost $225,000)	225,000	1.9
		Total Short-Term Investments
		(Cost $225,000)	225,000	1.9
		Total Investments in Securities (Cost $11,302,300)*	11,706,096	100.1
		Liabilities in Excess of Other Assets	(16,165)	(0.1)
		Net Assets	$11,689,931	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $11,302,300.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$403,796
		Gross Unrealized Depreciation	—
		Net Unrealized appreciation	$403,796

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$609,546	$—	$—	$609,546
U.S. Treasury Obligations	—	2,087,867	—	2,087,867
Short-Term Investments	225,000	—	—	225,000
U.S. Government Agency Obligations	—	8,783,683	—	8,783,683
Total Investments, at value	$834,546	$10,871,550	$—	$11,706,096

There were no significant transfers into or out of Level 1 and 2 during the period ended March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of March 31, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 14.0%
		U.S. Treasury STRIP: 14.0%
$1,355,000	^	0.520%, due 8/15/2012	$1,345,249	14.0
		Total U.S. Treasury Obligations
		(Cost $1,305,070)	1,345,249	14.0
U.S. GOVERNMENT AGENCY OBLIGATIONS: 76.8%
		Federal Home Loan Mortgage Corporation: 21.0%##
2,055,000	Z	1.070%, due 9/15/2012	2,022,866	21.0
		Federal National Mortgage Association: 18.6%##
1,812,000	^, Z	0.980%, due 7/15/2012	1,789,022	18.6
		Other U.S. Agency Obligations: 37.2%
1,750,000	^, Z	0.930%, due 10/6/2012	1,725,385	17.9
1,875,000	^, Z	0.800%, due 7/15/2012	1,855,762	19.3
			3,581,147	37.2
		Total U.S. Government Agency Obligations
		(Cost $7,219,177)	7,393,035	76.8

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.9%
		Financials: 7.9%
5,700		SPDR Trust Series 1	$755,307	7.9
		Total Exchange-Traded Funds
		(Cost $468,485)	755,307	7.9
		Total Long-Term Investments
		(Cost $8,992,732)	9,493,591	98.7
SHORT-TERM INVESTMENTS: 1.4%
		Mutual Funds: 1.4%
137,000		BlackRock Liquidity Funds,TempFund, Institutional Class
		(Cost $137,000)	137,000	1.4
		Total Short-Term Investments
		(Cost $137,000)	137,000	1.4
		Total Investments in Securities (Cost $9,129,732)*	9,630,591	100.1
		Liabilities in Excess of Other Assets	(12,229)	(0.1)
		Net Assets	$9,618,362	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $9,133,108.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$497,483
		Gross Unrealized Depreciation	—
		Net Unrealized appreciation	$497,483

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$755,307	$—	$—	$755,307
U.S. Treasury Obligations	—	1,345,249	—	1,345,249
Short-Term Investments	137,000	—	—	137,000
U.S. Government Agency Obligations	—	7,393,035	—	7,393,035
Total Investments, at value	$892,307	$8,738,284	$—	$9,630,591

There were no significant transfers into or out of Level 1 and 2 during the period ended March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of March 31, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 19.7%
		U.S. Treasury STRIP: 19.7%
$1,428,000	^^, Z	0.590%, due 11/15/2012	$1,414,108	19.7
		Total U.S. Treasury Obligations
		(Cost $1,395,129)	1,414,108	19.7
U.S. GOVERNMENT AGENCY OBLIGATIONS: 79.2%
		Federal Home Loan Mortgage Corporation: 20.2%##
1,481,000	^, Z	1.230%, due 1/15/2013	1,448,671	20.2
		Federal National Mortgage Association: 20.8%##
1,522,000	^, Z	1.240%, due 1/15/2013	1,488,755	20.8
		Other U.S. Agency Obligations: 38.2%
1,100,000	^, Z	0.930%, due 10/6/2012	1,084,527	15.1
1,675,000	Z	1.040%, due 1/15/2013	1,643,983	23.1
			2,728,510	38.2
		Total U.S. Government Agency Obligations
		(Cost $5,436,702)	5,665,936	79.2
		Total Long-Term Investments
		(Cost $6,831,831)	7,080,044	98.9

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
		Mutual Funds: 1.3%
94,000		BlackRock Liquidity Funds,TempFund, Institutional Class
		(Cost $94,000)	$94,000	1.3
		Total Short-Term Investments
		(Cost $94,000)	94,000	1.3
		Total Investments in Securities (Cost $6,925,831)*	7,174,044	100.2
		Liabilities in Excess of Other Assets	(12,741)	(0.2)
		Net Assets	$7,161,303	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $6,925,830.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$248,214
		Gross Unrealized Depreciation	—
		Net Unrealized appreciation	$248,214

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2011
Asset Table
Investments, at value
U.S. Treasury Obligations	$—	$1,414,108	$—	$1,414,108
U.S. Government Agency Obligations	—	5,665,936	—	5,665,936
Short-Term Investments	94,000	—	—	94,000
Total Investments, at value	$94,000	$7,080,044	$—	$7,174,044

There were no significant transfers into or out of Level 1 and 2 during the period ended March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of March 31, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 14.7%
		U.S. Treasury STRIP: 14.7%
$1,415,000	^, Z	0.750%, due 2/15/2013	$1,395,150	14.7
		Total U.S. Treasury Obligations (Cost $1,358,191)	1,395,150	14.7
U.S. GOVERNMENT AGENCY OBLIGATIONS: 84.0%
		Federal Home Loan Mortgage Corporation: 18.2%##
1,756,000	^, Z	1.230%, due 1/15/2013	1,717,668	18.2
		Federal National Mortgage Association: 21.2%##
2,050,000	^^, Z	1.210%, due 2/21/2013	2,003,801	21.2
		Other U.S. Agency Obligations: 44.6%
603,000	Z	1.250%, due 5/11/2013	587,294	6.2
1,533,000	^, Z	1.410%, due 9/26/2013	1,480,311	15.6
1,773,000	Z	1.040%, due 1/15/2013	1,740,167	18.5
419,000	^, Z	1.170%, due 4/15/2013	409,079	4.3
			4,216,851	44.6
		Total U.S. Government Agency Obligations
		(Cost $7,680,826)	7,938,320	84.0
		Total Long-Term Investments
		(Cost $9,039,017)	9,333,470	98.7

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
		Mutual Funds: 1.5%
141,000		BlackRock Liquidity Funds,TempFund, Institutional Class
		(Cost $141,000)	$141,000	1.5
		Total Short-Term Investments
		(Cost $141,000)	141,000	1.5
		Total Investments in Securities (Cost $9,180,017)*	9,474,470	100.2
		Liabilities in Excess of Other Assets	(14,549)	(0.2)
		Net Assets	$9,459,921	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $9,182,110.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$292,360
		Gross Unrealized Depreciation	—
		Net Unrealized appreciation	$292,360

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2011
Asset Table
Investments, at value
U.S. Treasury Obligations	$—	$1,395,150	$—	$1,395,150
U.S. Government Agency Obligations	—	7,938,320	—	7,938,320
Short-Term Investments	141,000	—	—	141,000
Total Investments, at value	$141,000	$9,333,470	$—	$9,474,470

There were no significant transfers into or out of Level 1 and 2 during the period ended March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of March 31, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 9.9%
		U.S. Treasury STRIP: 9.9%
$1,317,000	^^, Z	0.830%, due 5/15/2013	$1,293,943	9.9
		Total U.S. Treasury Obligations
		(Cost $1,273,577)	1,293,943	9.9
U.S. GOVERNMENT AGENCY OBLIGATIONS: 82.8%
		Federal Home Loan Mortgage Corporation: 16.8%##
2,291,000	Z	1.570%, due 9/15/2013	2,204,430	16.8
		Federal National Mortgage Association: 23.0%##
3,115,000	^, Z	1.500%, due 7/15/2013	3,010,006	23.0
		Other U.S. Agency Obligations: 43.0%
2,900,000	^, Z	1.280%, due 6/6/2013	2,819,931	21.5
2,881,000	^, Z	1.170%, due 4/15/2013	2,812,781	21.5
			5,632,712	43.0
		Total U.S. Government Agency Obligations
		(Cost $10,409,943)	10,847,148	82.8

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.8%
		Financials: 5.8%
5,700		SPDR Trust Series 1	$755,307	5.8
		Total Exchange-Traded Funds
		(Cost $468,485)	755,307	5.8
		Total Long-Term Investments
		(Cost $12,152,005)	12,896,398	98.5
SHORT-TERM INVESTMENTS: 1.6%
		Mutual Funds: 1.6%
210,000		BlackRock Liquidity Funds,TempFund, Institutional Class
		(Cost $210,000)	210,000	1.6
		Total Short-Term Investments
		(Cost $210,000)	210,000	1.6
		Total Investments in Securities (Cost $12,362,005)*	13,106,398	100.1
		Liabilities in Excess of Other Assets	(14,687)	(0.1)
		Net Assets	$13,091,711	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $12,362,005.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$744,393
		Gross Unrealized Depreciation	—
		Net Unrealized appreciation	$744,393

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$755,307	$—	$—	$755,307
U.S. Treasury Obligations	—	1,293,943	—	1,293,943
Short-Term Investments	210,000	—	—	210,000
U.S. Government Agency Obligations	—	10,847,148	—	10,847,148
Total Investments, at value	$965,307	$12,141,091	$—	$13,106,398

There were no significant transfers into or out of Level 1 and 2 during the period ended March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of March 31, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 18.1%
		U.S. Treasury STRIP: 18.1%
$4,507,000	^, Z	1.000%, due 11/15/2013	$4,377,717	18.1
		Total U.S. Treasury Obligations
		(Cost $4,191,674)	4,377,717	18.1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 81.0%
		Federal Home Loan Mortgage Corporation: 19.9%##
5,011,000	^^, Z	1.630%, due 11/15/2013	4,801,791	19.9
		Federal National Mortgage Association: 20.1%##
5,078,000	^, Z	1.420%, due 1/15/2014	4,843,209	20.1
		Other U.S. Agency Obligations: 41.0%
5,250,000	^, Z	1.450%, due 11/11/2013	5,055,838	20.9
5,064,000	^, Z	1.510%, due 1/15/2014	4,855,409	20.1
			9,911,247	41.0
		Total U.S. Government Agency Obligations
		(Cost $18,253,443)	19,556,247	81.0
		Total Long-Term Investments
		(Cost $22,445,117)	23,933,964	99.1

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
		Mutual Funds: 1.0%
248,000		BlackRock Liquidity Funds,TempFund, Institutional Class
		(Cost $248,000)	$248,000	1.0
		Total Short-Term Investments
		(Cost $248,000)	248,000	1.0
		Total Investments in Securities (Cost $22,693,117)*	24,181,964	100.1
		Liabilities in Excess of Other Assets	(31,030)	(0.1)
		Net Assets	$24,150,934	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $22,716,829.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$1,465,135
		Gross Unrealized Depreciation	—
		Net Unrealized appreciation	$1,465,135

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2011
Asset Table
Investments, at value
U.S. Treasury Obligations	$—	$4,377,717	$—	$4,377,717
U.S. Government Agency Obligations	—	19,556,247	—	19,556,247
Short-Term Investments	248,000	—	—	248,000
Total Investments, at value	$248,000	$23,933,964	$—	$24,181,964

There were no significant transfers into or out of Level 1 and 2 during the period ended March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of March 31, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
OTHER BONDS: 21.4%
		Foreign Government Bonds: 21.4%
$2,466,000	Z	Israel Government AID Bond, 1.580%, 03/15/14	$2,354,132	4.6
9,124,000	Z	Israel Government AID Bond, 1.830%, 08/15/14	8,584,480	16.8
		Total Other Bonds
		(Cost $10,548,755)	10,938,612	21.4
U.S. GOVERNMENT AGENCY OBLIGATIONS: 57.3%
		Federal Home Loan Mortgage Corporation: 19.9%##
10,913,000	^^, Z	2.040%, due 7/15/2014	10,215,877	19.9
		Federal National Mortgage Association: 18.3%##
9,925,000	^, Z	1.900%, due 5/15/2014	9,360,238	18.3
		Other U.S. Agency Obligations: 19.1%
10,351,000	^, Z	1.780%, due 7/15/2014	9,769,336	19.1
		Total U.S. Government Agency Obligations
		(Cost $27,574,870)	29,345,451	57.3
U.S. TREASURY OBLIGATIONS: 19.6%
		U.S. Treasury STRIP: 19.6%
10,459,000	^, Z	1.380%, due 5/15/2014	10,020,036	19.6
		Total U.S. Treasury Obligations
		(Cost $9,690,296)	10,020,036	19.6
		Total Long-Term Investments
		(Cost $47,813,921)	50,304,099	98.3

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
		Repurchase Agreement: 1.8%
945,000		Repurchase Agreement
		(Cost $945,000)	$945,000	1.8
		Total Short-Term Investments
		(Cost $945,000)	945,000	1.8
		Total Investments in Securities (Cost $48,758,921)*	51,249,099	100.1
		Liabilities in Excess of Other Assets	(65,110)	(0.1)
		Net Assets	$51,183,989	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $48,758,921.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$2,490,178
		Gross Unrealized Depreciation	—
		Net Unrealized appreciation	$2,490,178

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2011
Asset Table
Investments, at value
Other Bonds	$—	$10,938,612	$—	$10,938,612
Short-Term Investments	—	945,000	—	945,000
U.S. Treasury Obligations	—	10,020,036	—	10,020,036
U.S. Government Agency Obligations	—	29,345,451	—	29,345,451
Total Investments, at value	$—	$51,249,099	$—	$51,249,099

There were no significant transfers into or out of Level 1 and 2 during the period ended March 31, 2011.

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)        There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Insurance Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 25, 2011
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 25, 2011